[logo] PIONEER Investments(R)




January 2, 2009


VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:     Pioneer Series Trust V (the "Trust")
        (File Nos. 333-129005 and 811-21823)
        CIK No. 0001341256

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectuses relating to the offering of Class A, B and C shares and Class Y shares for Pioneer Global Select Equity Fund, Pioneer Research Value Fund, and Pioneer Research Growth Fund; Class A and C and Class Y shares for Pioneer Oak Ridge All Cap Growth Fund and Pioneer High Income Municipal Fund; and the forms of multi-class statements of additional information for Pioneer Global Select Equity Fund, Pioneer Research Growth Fund, and Pioneer Oak Ridge All Cap Growth Fund, all of which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 8 to the Trust's registration statement on Form N-1A, filed electronically with the Commission on December 24, 2008 (Accession No.0001341256-08-00038).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4703.

Very truly yours,


/s/ Kathleen H. Alexander
-------------------------
Kathleen H. Alexander


cc:  Ms. Toby R. Serkin



Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820


                "Member of the UniCredit S.p.A. banking group"